Note 2 - Allowance for Credit Losses: Troubled Debt Restructurings on Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2021
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	476	$882,720	$867,401
Premier Consumer Loans	116	683,833	652,114
Other Consumer Loans	3,454	12,474,462	11,947,658
Real Estate Loans	8	110,854	110,854
Sales Finance Contracts	174	1,098,267	1,053,806
Total	4,228	$15,250,136	$14,631,833

The following table presents a summary of loans that were restructured during the three months ended September 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	493	$884,141	$858,806
Premier Consumer Loans	131	862,989	824,689
Other Consumer Loans	2,669	10,249,680	9,781,560
Real Estate Loans	7	136,663	127,506
Sales Finance Contracts	186	991,288	954,761
Total	3,486	$13,124,761	$12,547,322

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,545	$2,914,444	$2,854,145
Premier Consumer Loans	329	1,958,784	1,884,830
Other Consumer Loans	8,515	30,642,643	29,264,870
Real Estate Loans	24	280,574	280,350
Sales Finance Contracts	529	3,298,247	3,193,767
Total	10,942	$39,094,692	$37,477,962

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,611	$2,704,218	$2,627,431
Premier Consumer Loans	356	2,363,227	2,277,349
Other Consumer Loans	8,368	29,643,212	27,807,993
Real Estate Loans	30	370,852	360,893
Sales Finance Contracts	558	2,532,994	2,422,124
Total	10,923	$37,614,503	$35,495,790

TDRs that occurred during the twelve months ended September 30, 2021 and subsequently defaulted during the three months ended September 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	233	$430,947
Premier Consumer Loans	36	165,621
Other Consumer Loans	995	2,345,963
Real Estate Loans	-	-
Sales Finance Contracts	51	205,160
Total	1,315	$3,147,691

TDRs that occurred during the twelve months ended September 30, 2020 and subsequently defaulted during the three months ended September 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	210	$323,661
Premier Consumer Loans	23	125,227
Other Consumer Loans	719	1,524,065
Real Estate Loans	1	6,485
Sales Finance Contracts	41	120,058
Total	994	$2,099,496

TDRs that occurred during the twelve months ended September 30, 2021 and subsequently defaulted during the nine months ended September 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	632	$1,201,511
Premier Consumer Loans	80	426,426
Other Consumer Loans	2,390	5,415,570
Real Estate Loans	-	-
Sales Finance Contracts	132	532,930
Total	3,234	$7,576,437

TDRs that occurred during the twelve months ended September 30, 2020 and subsequently defaulted during the nine months ended September 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	790	$1,178,194
Premier Consumer Loans	86	475,673
Other Consumer Loans	2,583	5,274,119
Real Estate Loans	2	8,317
Sales Finance Contracts	161	389,999
Total	3,622	$7,326,302